UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedules of Investments.

Huber Capital Equity Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.63%
	Advertising Agencies - 1.67%
196,000	Aimia, Inc. (a)	$2,100,182

	Aerospace & Defense - 3.19%
25,500	Northrop Grumman Corp.	4,002,225

	Air Transport - 1.08%
8,000	FedEx Corp.	1,352,880

	Aluminum - 1.63%
130,500	Alcoa Inc.	2,042,325

	Banks: Diversified - 1.03%
33,800	SunTrust Banks, Inc.	1,298,596

	Chemicals: Diversified - 0.90%
12,600	BASF SE - ADR	1,128,456

	Computer Services, Software & Systems - 9.00%
240,500	CA Inc.	7,287,150
99,300	Microsoft Corp.	4,011,720
		11,298,870
	Computer Technology - 1.66%
57,800	Hewlett Packard Co.	2,088,314

	Consumer Lending - 3.00%
153,720	Ally Financial, Inc. (b)	2,876,101
46,340	Enova International, Inc. (b)	892,045
		3,768,146
	Diversified Financial Services - 12.26%
360,700	Bank of America Corp.	5,464,605
109,800	Citigroup Inc.	5,155,110
87,700	JPMorgan Chase & Co.	4,769,126
		15,388,841
	Diversified Retail - 1.83%
27,000	Wal-Mart Stores, Inc.	2,294,460

	Electronic Components - 1.12%
21,110	TE Connectivity Ltd.	1,401,493

	Engineering & Contracting Services - 5.78%
24,100	Fluor Corp.	1,291,519
360,830	KBR, Inc.	5,964,520
		7,256,039
	Foods - 5.59%
55,700	ConAgra Foods, Inc.	1,973,451
123,783	Herbalife Ltd.	3,772,906
32,700	Tyson Foods, Inc. - Class A	1,276,608
		7,022,965
	Homebuilding - 1.62%
56,458	Lennar Corp. - Class B	2,038,698

	Household Equipment & Products - 1.87%
34,648	Tupperware Brands Corp.	2,342,551

		Insurance: Life - 7.38%
596,901		CNO Financial Group, Inc.	9,263,904

		Insurance: Multi-Line - 3.69%
48,100		American International Group, Inc.	2,350,647
58,404		Voya Financial, Inc.	2,278,340
			4,628,987
		Insurance: Property-Casualty - 0.51%
18,600		XL Group plc	641,514

		Offshore Drilling & Other Services - 4.98%
223,214		Ensco plc - Class A (a)	6,258,921

		Oil: Crude Producers - 0.79%
52,000		Chesapeake Energy Corp.	997,360

		Oil: Integrated - 1.71%
16,000		BP plc - ADR	621,280
24,830		Royal Dutch Shell Plc - Class A - ADR	1,525,803
			2,147,083
		Pharmaceuticals - 12.94%
5,200		Actavis plc (a)(b)	1,386,008
83,000		Eli Lilly & Co.	5,976,000
78,800		Merck & Co., Inc.	4,750,064
132,500		Pfizer, Inc.	4,140,625
			16,252,697
		Shipping - 2.15%
124,000		Euronav SA (a)(b)	1,447,080
46,300		Golar LNG Partners LP (a)	1,256,582
			2,703,662
		Specialty Retail - 1.29%
15,500		Home Depot, Inc.	1,618,510

		Steel - 4.01%
132,580		Carpenter Technology Corp.	5,030,085

		Tobacco - 2.10%
32,800		Philip Morris International, Inc.	2,631,872

		Utilities: Electrical - 4.85%
25,500		Entergy Corp.	2,231,505
106,900		Exelon Corp.	3,852,676
			6,084,181
		TOTAL COMMON STOCKS (Cost $121,709,144)	125,083,817

		SHORT-TERM INVESTMENTS - 0.38%
241,565		Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	241,565
241,566		First American Tax Free Obligations Fund - Class Z, 0.00% (c)	241,566
		TOTAL SHORT-TERM INVESTMENTS (Cost $483,131)	483,131

		Total Investments in Securities (Cost $122,192,275) - 100.01%	125,566,948
		Liabilities in Excess of Other Assets - (0.01)%	(11,005)
		NET ASSETS - 100.00%	$125,555,943

	ADR -	American Depository Receipt
	(a)	Foreign issued security.
	(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2015.

Huber Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.63%
	Advertising Agencies - 1.82%
468,200	Aimia, Inc. (a)	$5,016,763

	Aerospace & Defense - 0.69%
393,438	Kratos Defense & Security Solutions, Inc. (b)	1,912,109

	Aluminum - 2.25%
89,827	Kaiser Aluminum Corp.	6,225,909

	Asset Management & Custodian - 6.01%
219,900	OM Asset Management PLC (b)	3,333,684
1,270,000	Uranium Participation Corp. (a)(b)	5,437,003
57,795	Virtus Investment Partners, Inc.	7,838,736
		16,609,423
	Banks: Diversified - 7.50%
31,189	First Citizens BancShares, Inc. - Class A	7,611,676
618,088	First Horizon National Corp.	8,028,963
758,615	Park Sterling Corp. (d)	5,082,721
		20,723,360
	Chemicals: Specialty - 3.99%
279,504	Innospec, Inc.	11,032,023

	Commercial Vehicles & Parts - 0.80%
109,471	Miller Industries, Inc.	2,211,314

	Computer Services, Software & Systems - 2.58%
145,944	Science Applications International Corp.	7,119,148

	Consumer Lending - 4.71%
137,536	Cash America International, Inc.	2,860,749
174,910	Enova International, Inc. (b)	3,367,018
432,530	EZCORP, Inc. - Class A (b)	4,459,384
53,038	Nelnet, Inc. - Class A	2,319,882
		13,007,033
	Containers & Packaging - 0.54%
67,142	UFP Technologies, Inc. (b)	1,495,924

	Diversified Manufacturing Operations - 2.67%
443,745	A. M. Castle & Co. (b)	2,684,657
319,057	Harsco Corp.	4,709,282
		7,393,939
	Engineering & Contracting Services - 5.92%
114,045	Argan, Inc.	3,468,108
779,660	KBR, Inc.	12,887,780
		16,355,888
	Equity REIT - Timber - 0.09%
21,100	CatchMark Timber Trust, Inc. - Class A	242,861

	Financial Data & Systems - 0.88%
370,000	Global Cash Access Holdings, Inc. (b)	2,445,700

	Health Care Facilities - 1.43%
93,774	Tenet Healthcare Corp. (b)	3,964,765

	Homebuilding - 3.51%
144,300	Lennar Corp. - Class B	5,210,673
235,568	William Lyon Homes - Class A (b)	4,494,637
		9,705,310
	Household Equipment & Products - 3.20%
130,745	Tupperware Brands Corp.	8,839,670

	Insurance: Life - 7.79%
1,372,610	CNO Financial Group, Inc.	21,302,907
31,448	Health Insurance Innovations, Inc. - Class A (b)	222,966
		21,525,873
	Insurance: Multi-Line - 2.15%
152,500	Voya Financial, Inc.	5,949,025

	Leisure Time - 1.11%
376,365	Callaway Golf Co.	3,071,138

	Machinery: Agricultural - 2.08%
407,468	Titan Machinery, Inc. (b)	5,757,523

	Machinery: Industrial - 0.04%
563,400	Armtec Infrastructure Trust Unit (a)(b)(d)	104,194

	Office Supplies Equipment - 1.76%
122,200	Lexmark International, Inc - Class A	4,877,002

	Offshore Drilling & Other Services - 3.19%
1,080,214	Ocean Rig UDW, Inc.	8,825,349

	Oil Well Equipment & Services - 0.09%
3,889,574	Cal Dive International, Inc. (b)	252,822

	Oil: Crude Producers - 0.68%
642,819	Energy XXI Ltd.	1,889,888

	Paper - 3.24%
105,380	Kapstone Paper and Packaging Corp.	3,147,700
458,360	Mercer International, Inc. (b)	5,812,005
		8,959,705
	Pharmaceuticals - 1.48%
51,233	Endo International PLC (b)	4,078,659

	Publishing - 0.58%
26,063	John Wiley & Sons, Inc. - Class A	1,614,863

	Real Estate Investment Trusts (REITs) - 7.72%
386,609	Government Properties Income Trust	8,814,685
357,667	Granite Real Estate Investment Trust (a)	12,539,805
		21,354,490
	Restaurants - 1.83%
118,600	Boston Pizza Royalties Income Fund (a)(d)	1,995,489
265,900	Pizza Pizza Royalty Corp. (a)	3,055,119
		5,050,608
	Shipping - 4.50%
739,937	Nordic American Tankers Ltd.	7,488,162
962,070	Teekay Tankers Ltd. - Class A	4,945,040
		12,433,202
	Steel - 4.27%
311,223	Carpenter Technology Corp.	11,807,801

	Telecommunications Equipment - 3.62%
381,806	Arris Group, Inc. (b)	10,010,953

	Textiles, Apparel & Shoes - 1.36%
113,344	Iconix Brand Group, Inc. (b)	3,767,555

	Utilities: Electrical - 3.55%
190,181	Great Plains Energy, Inc.	5,623,652
105,814	Portland General Electric Co.	4,200,816
		9,824,468
	TOTAL COMMON STOCKS (Cost $274,372,765)	275,456,257

	SHORT-TERM INVESTMENTS - 0.48%
664,326	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	664,326
664,325	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	664,325
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,328,651)	1,328,651

	Total Investments in Securities (Cost $275,701,416) - 100.11%	276,784,908
	Liabilities in Excess of Other Assets - (0.11)%	(317,491)
	NET ASSETS - 100.00%	$276,467,417

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2015.
(d)	Security is considered illiquid. As of January 31, 2015, the value of these investments was $7,182,404 or 2.6% of net assets.

Huber Capital Diversified Large Cap Value Fund
SCHEDULE OF INVESTMENTS at January 31, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.70%
	Advertising Agencies - 1.23%
8,000	Aimia, Inc. (a)	$85,720

	Aerospace & Defense - 2.94%
1,300	Northrop Grumman Corp.	204,035

	Air Transport - 0.97%
400	FedEx Corp.	67,644

	Aluminum - 0.97%
4,300	Alcoa Inc.	67,295

	Banks: Diversified - 1.05%
1,900	SunTrust Banks, Inc.	72,998

	Beverage: Soft Drinks - 0.53%
900	Coca-Cola Co.	37,053

	Chemicals: Diversified - 1.16%
900	BASF SE - ADR	80,604

	Computer Services, Software & Systems - 8.22%
12,300	CA Inc.	372,690
4,700	Microsoft Corp.	189,880
200	Oracle Corp.	8,378
		570,948
	Computer Technology - 0.89%
1,700	Hewlett Packard Co.	61,421

	Consumer Lending - 2.03%
6,400	Ally Financial, Inc. (b)	119,744
1,098	Enova International, Inc. (b)	21,137
		140,881
	Diversified Financial Services - 9.91%
16,300	Bank of America Corp.	246,944
5,000	Citigroup Inc.	234,750
3,800	JPMorgan Chase & Co.	206,644
		688,338
	Diversified Retail - 2.08%
1,700	Wal-Mart Stores, Inc.	144,466

	Electronic Components - 1.15%
1,200	TE Connectivity Ltd.	79,668

	Engineering & Contracting Services - 7.74%
1,800	Fluor Corp.	96,462
26,700	KBR, Inc.	441,351
		537,813
	Financial Data & Systems - 0.18%
150	Mastercard, Inc. - Class A	12,305

	Foods - 6.20%
3,700	ConAgra Foods, Inc.	131,091
7,400	Herbalife Ltd.	225,552
1,900	Tyson Foods, Inc. - Class A	74,176
		430,819
	Homebuilding - 1.03%
1,988	Lennar Corp. - Class B	71,787

	Household Equipment & Products - 2.14%

2,200	Tupperware Brands Corp.	148,742

	Insurance: Life - 7.31%
32,700	CNO Financial Group, Inc.	507,504

	Insurance: Multi-Line - 2.21%
900	American International Group, Inc.	43,983
2,800	Voya Financial, Inc.	109,228
		153,211
	Insurance: Property-Casualty - 0.20%
400	XL Group plc	13,796

	Offshore Drilling & Other Services - 5.69%
14,085	Ensco plc - Class A	394,943

	Oil: Crude Producers - 0.95%
500	Chesapeake Energy Corp.	9,590
900	ConocoPhillips	56,682
		66,272
	Oil: Integrated - 1.66%
600	BP plc - ADR	23,298
1,500	Royal Dutch Shell Plc - Class A - ADR	92,175
		115,473
	Pharmaceuticals - 12.87%
200	Actavis plc (a)(b)	53,308
4,000	Eli Lilly & Co.	288,000
4,600	Merck & Co., Inc.	277,288
8,800	Pfizer, Inc.	275,000
		893,596
	Scientific Instruments: Control & Filter - 0.39%
500	Flowserve Corp.	27,245

	Shipping - 1.42%
4,000	Euronav SA (a)(b)	46,680
1,900	Golar LNG Partners LP (a)	51,566
		98,246
	Specialty Retail - 0.15%
100	Home Depot, Inc.	10,442

	Steel - 2.19%
4,000	Carpenter Technology Corp.	151,760

	Tobacco - 3.58%
3,100	Philip Morris International, Inc.	248,744

	Utilities: Electrical - 5.59%
700	American Electric Power Co., Inc.	43,967
1,500	Entergy Corp.	131,265
5,600	Exelon Corp.	201,824
100	NextEra Energy, Inc.	10,924
		387,980
	Utilities: Telecommunications - 1.07%
700	Verizon Communications, Inc.	31,997
1,200	Vodafone Group plc - ADR	42,156
		74,153
	TOTAL COMMON STOCKS (Cost $6,859,221)	6,645,902

	SHORT-TERM INVESTMENTS - 5.89%
204,688	Fidelity Institutional Tax-Exempt Portfolio - Class I, 0.01% (c)	204,688
204,688	First American Tax Free Obligations Fund - Class Z, 0.00% (c)	204,688
	TOTAL SHORT-TERM INVESTMENTS (Cost $409,376)	409,376

	Total Investments in Securities (Cost $7,268,597) - 101.59%	7,055,278
	Liabilities in Excess of Other Assets - (1.59)%	(110,661)
	NET ASSETS - 100.00%	$6,944,617

ADR -	American Depository Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield as of January 31, 2015.

Huber Capital Funds
Notes to Schedule of Investments
January 31, 2015 (Unaudited)

Note 1 – Securities Valuation

The Huber Capital Funds’ (the “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2015:

Diversified Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$461,157	$-	$-	$461,157
Consumer Staples	716,616	-	-	716,616
Energy	576,688	-	-	576,688
Financial Services	1,589,033	-	-	1,589,033
Health Care	893,596	-	-	893,596
Materials & Processing	299,659	-	-	299,659
Producer Durables	934,983	-	-	934,983
Technology	712,037	-	-	712,037
Utilities	462,133	-	-	462,133
Total Common Stocks	6,645,902	-	-	6,645,902
Short-Term Investments	409,376	-	-	409,376
Total Investments in Securities	$7,055,278	$-	$-	$7,055,278

Equity Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$10,394,401	$-	$-	$10,394,401
Consumer Staples	9,654,837	-	-	9,654,837
Energy	9,403,364	-	-	9,403,364
Financial Services	34,989,988	-	-	34,989,988
Health Care	16,252,697	-	-	16,252,697
Materials & Processing	8,200,866	-	-	8,200,866
Producer Durables	15,314,806	-	-	15,314,806
Technology	14,788,677	-	-	14,788,677
Utilities	6,084,181	-	-	6,084,181
Total Common Stocks	125,083,817	-	-	125,083,817
Short-Term Investments	483,131	-	-	483,131
Total Investments in Securities	$125,566,948	$-	$-	$125,566,948

Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,070,419	$1,995,489	$-	$37,065,908
Energy	10,968,058	-	-	10,968,058
Financial Services	96,775,043	5,082,721	-	101,857,764
Health Care	8,043,424	-	-	8,043,424
Materials & Processing	39,521,362	-	-	39,521,362
Producer Durables	50,940,977	104,194	-	51,045,171
Technology	17,130,102	-	-	17,130,102
Utilities	9,824,468	-	-	9,824,468
Total Common Stocks	268,273,853	7,182,404	-	275,456,257
Short-Term Investments	1,328,651	-	-	1,328,651
Total Investments in Securities	$269,602,504	$7,182,404	$-	$276,784,908

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2015, the end of the reporting period.  The Diversified Large Cap Value Fund and the Equity Income Fund recognized no transfers to/from Level 1 or Level 2.

The Small Cap Value Fund had the following transfers during the period ended January 31, 2015.

Transfers into Level 2                                                                                $1,995,489

Transfers out of Level 2                                                                                             -

Net transfers into/or out of Level 2                                                          $1,995,489

Transfers were made from level 1 to level 2 due to the securities being considered illiquid due to limited trading volume.

 There were no Level 3 securities held in the Funds during the period ended January 31, 2015.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows*:

Diversified Large Cap Value Fund

Cost of investments	$7,294,273

Gross unrealized appreciation	$492,598
Gross unrealized depreciation	(731,593)
Net unrealized depreciation	$(238,995)

Equity Income Fund

Cost of investments	$122,394,975

Gross unrealized appreciation	$19,528,679
Gross unrealized depreciation	(16,356,706)
Net unrealized appreciation	$3,171,973

Small Cap Value Fund

Cost of investments	$275,874,139

Gross unrealized appreciation	$44,566,036
Gross unrealized depreciation	(43,655,267)
Net unrealized appreciation	$910,769

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 3 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to invest no more than 15% of its net assets in illiquid securities.  At January 31, 2015, the Small Cap Value Fund had investments in illiquid securities with a total value of $7,182,404 or 2.6% of net assets.

Information concerning these illiquid securities in the Funds is as follows:

Small Cap Value Fund
	Shares	Dates Acquired	Cost Basis
Armtec Infrastructure Trust Unit	563,400	6/11 – 4/13	$1,374,394
Boston Pizza Royalties, Inc.	118,600	3/08 – 4/14	1,894,274
Park Sterling Corp.	758,615	8/10 – 7/14	4,497,430

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 3/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                      Douglas G. Hess, President

Date 3/9/2015

By (Signature and Title)* /s/ Cheryl L. King
                                       Cheryl L. King, Treasurer

Date 3/9/2015

* Print the name and title of each signing officer under his or her signature.